RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 12: - RELATED PARTY BALANCES AND TRANSACTIONS

	December 31,
	2022	2021

Trade payables and accrued expenses	$83	$94

	Year ended December 31,
	2022	2021	2020
Amounts charged to:

Research and development expenses	$194	$240	$294

For the years ended December 31, 2022, 2021 and 2020 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. The transaction was at arm’s length.